Investment Properties	12 Months Ended
Jun. 30, 2026
Investment Properties [Abstract]
Investment properties

11. Investment properties

	Land – Farms	Buildings and improvements	Clearances	Total in operation	Construction in progress	Total
At June 30, 2024	939,087	106,373	231,020	1,276,480	57,060	1,333,540
Acquisitions	86	1,563	787	2,436	65,337	67,773
Acquisitions – Business combination (Note 2.3)	-	2,689	-	2,689	577	3,266
Write-offs	(12,782)	(6,412)	(17,938)	(37,132)	(448)	(37,580)
Transfers	-	32,657	44,705	77,362	(77,362)	-
Transfers between fixed asset x PPI	-	(33)	-	(33)	11	(22)
(-) Depreciation / amortization	-	(6,809)	(29,171)	(35,980)	-	(35,980)
Effect from conversion	(5,575)	(476)	(979)	(7,030)	(133)	(7,163)
At June 30, 2025	920,816	129,552	228,424	1,278,792	45,042	1,323,834
Acquisitions (*)	47,133	2,919	2,478	52,530	50,001	102,531
Write-offs	(1,420)	(953)	(632)	(3,005)	-	(3,005)
Transfers	-	6,680	33,902	40,582	(40,582)	-
Transfers between fixed asset x PPI	-	-	-	-	(23,081)	(23,081)
(-) Depreciation / amortization	-	(9,136)	(32,766)	(41,902)	-	(41,902)
Effect from conversion	(16,061)	(1,459)	(2,861)	(20,381)	(574)	(20,955)
At June 30, 2026	950,468	127,603	228,545	1,306,616	30,806	1,337,422
Total cost	950,468	148,106	373,725	1,472,299	30,806	1,503,105
Accumulated depreciation	-	(20,503)	(145,180)	(165,683)	-	(165,683)
Net book balance	950,468	127,603	228,545	1,306,616	30,806	1,337,422

Annual depreciation rates (weighted average) - %		4-20	5-20

(*)	Write-off of “Trade accounts receivable” and reclassified 2,218.5 productive hectares as investment properties, recognized at fair value in the amount of R$47,133 (Note 8.1.e).

The table below shows the fair value of investment properties are as follows:

		Hectare				Fair Value*		Cost Value
Farm	State	2026	2025	Real estate	Acquisition	2026	2025	2026	2025
Jatobá Farm	Bahia	8,886	8,868	Jaborandi Ltda	Mar-07	356,552	340,104	12,714	12,799
Alto Taquari Farm	Mato Grosso	1,373	1,373	Mogno Ltda	Aug-07	24,028	29,210	2,814	3,161
Chaparral Farm	Bahia	24,841	24,841	Cajueiro Ltda	Nov-07	599,072	804,701	91,375	88,641
Nova Buriti Farm	Minas Gerais	24,212	24,212	Flamboyant Ltda	Dec-07	39,912	70,498	24,334	24,273
São José Farm	Maranhão	17,566	17,566	Ceibo Ltda	Feb-17	586,089	542,542	121,379	120,103
Marangatu y Udra Farm	Boqueron Paraguay	58,523	58,722	Agropecuaria Moroti S/A	Dec-13	379,946	487,987	250,365	265,883
Arrojadinho Farm	Bahia	16,644	16,644	Agrifirma Bahia Ltda	Jan-20	500,697	499,157	180,067	177,176
Rio do Meio Farm	Bahia	9,845	5,753	Agrifirma Bahia Ltda	Jan-20	288,019	199,813	112,051	66,381
Serra Grande Farm	Piauí	4,489	4,489	Imobiliaria Cremaq	May-20	89,027	88,390	42,932	43,449
Acres del Sud Farm	Bolivia	9,882	9,875	Acres Del Sud	Feb-21	167,270	198,133	129,869	135,799
Panamby Farm	Mato Grosso	10,793	10,793	Mogno Ltda	Sep-22	308,208	355,302	297,543	298,495
		187,056	183,136			3,338,820	3,615,837	1,265,443	1,236,160

(*)	On June 30, 2026, the properties were appraised by an independent firm. The comparable sales value of investment properties is adjusted considering specific aspects of each property, with the price per hectare being the most relevant item of the assumptions. The fair value presented is considered level 3 in the fair value hierarchy and there were no reclassifications between levels during the year.

The soybean price used for the study’s reference date of June 30, 2026, in the Brazilian states was R$105.11 in Bahia, R$106.19 in Maranhão, R$106.52 in Mato Grosso, R$107.22 in Piauí, and R$106.52 in Minas Gerais (compared to R$108.29 in Bahia, R$109.38 in Maranhão, R$109.71 in Mato Grosso, R$110.42 in Piauí, and R$109.71 in Minas Gerais on June 30, 2025). The closing exchange rate for the same period was R$/USD 5.58. This represents an average of values determined by the region’s real estate market, accounting for the significant volatility in the price of soybeans’ bags.